Business Combinations - Additional Information (Detail) (4K Acquisition Corp. [Member], JPY ¥) In Millions, unless otherwise specified	0 Months Ended
Jul. 02, 2012
Business Acquisition [Line Items]
Acquisition of assets including merchandise rights	¥ 1,164
Acquisition related costs	43
Acquired identifiable intangible assets	1,001
Amortized estimated useful lives	8 years
Merchandising and other contracts [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets	985
Libraries [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets	¥ 16